UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2014 to March 31, 2014

Item 1:                                                        Schedule of Investments

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (4.9%)
$4,200	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	04/25/14	0.233	$3,848,829
2,300	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A, A2)	03/02/15	0.015	2,706,180
1,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A, A2)	03/12/15	0.015	1,731,450
4,800	Svensk Exportkredit AB, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	02/02/15	0.235	5,672,702
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $12,800,000)					13,959,161

UNITED STATES AGENCY OBLIGATIONS (70.3%)
5,000	Fannie Mae Discount Notes	(AA+, Aaa)	06/02/14	0.076	4,999,830
3,200	Fannie Mae Discount Notes	(AA+, Aaa)	08/18/14	0.131	3,199,507
5,000	Fannie Mae Discount Notes*^^	(AA+, Aaa)	09/02/14	0.139	4,999,145
500	Fannie Mae Discount Notes*^^	(AA+, Aaa)	09/04/14	0.139	499,914
4,000	Fannie Mae Discount Notes	(AA+, Aaa)	09/15/14	0.120	3,999,256
1,000	Fannie Mae Discount Notes^^	(AA+, Aaa)	10/01/14	0.120	999,746
3,000	Federal Farm Credit Banks#	(AA+, Aaa)	05/05/15	0.220	3,004,833
3,800	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.187	3,803,960
2,300	Federal Farm Credit Banks#	(AA+, Aaa)	08/25/15	0.160	2,300,989
4,000	Federal Farm Credit Banks#	(AA+, Aaa)	09/21/15	0.250	4,006,824
2,500	Federal Farm Credit Banks#	(AA+, Aaa)	10/26/15	0.150	2,500,418
2,000	Federal Farm Credit Banks#	(AA+, Aaa)	02/01/16	0.250	2,003,452
3,500	Federal Farm Credit Banks#^^	(AA+, Aaa)	02/18/16	0.186	3,501,827
3,550	Federal Farm Credit Banks#	(AA+, Aaa)	03/29/16	0.196	3,552,524
3,700	Federal Farm Credit Banks#	(AA+, Aaa)	04/11/16	0.260	3,706,838
4,000	Federal Farm Credit Banks#	(AA+, Aaa)	04/19/16	0.246	4,009,296
1,500	Federal Farm Credit Banks#	(AA+, Aaa)	05/02/16	0.180	1,501,419
3,500	Federal Farm Credit Banks#^^	(AA+, Aaa)	06/02/16	0.185	3,503,503
2,800	Federal Farm Credit Banks#	(AA+, Aaa)	06/09/16	0.280	2,805,720
4,000	Federal Farm Credit Banks#^^	(AA+, Aaa)	06/20/16	0.270	4,007,108
3,500	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/16	0.280	3,506,531
4,050	Federal Farm Credit Banks#^^	(AA+, Aaa)	07/27/16	0.280	4,057,424
4,500	Federal Farm Credit Banks#	(AA+, Aaa)	07/29/16	0.250	4,505,076
1,000	Federal Farm Credit Banks#^^	(AA+, Aaa)	08/26/16	0.174	1,000,609
4,500	Federal Farm Credit Banks#	(AA+, Aaa)	09/14/16	0.176	4,502,439
3,750	Federal Farm Credit Banks#	(AA+, Aaa)	11/07/16	0.300	3,756,622
2,000	Federal Farm Credit Banks#^^	(AA+, Aaa)	11/21/16	0.253	2,004,712
1,235	Federal Farm Credit Banks#	(AA+, Aaa)	12/06/16	0.252	1,237,838
3,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/01/14	0.104	2,999,740
2,850	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/21/14	0.110	2,849,565
1,000	Federal Home Loan Bank Discount Notes^^	(AA+, Aaa)	01/23/15	0.151	999,340
3,000	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.120	3,000,525
4,200	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.230	4,203,234
1,000	Federal Home Loan Banks^^	(AA+, Aaa)	10/17/14	0.140	1,000,280
4,900	Federal Home Loan Banks#^^	(AA+, Aaa)	08/19/15	0.200	4,904,846
3,000	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.220	3,003,795
7,600	Federal Home Loan Banks#	(AA+, Aaa)	10/07/15	0.220	7,609,614
4,050	Federal Home Loan Banks#	(AA+, Aaa)	12/16/15	0.191	4,052,163
3,000	Federal Home Loan Banks#	(AA+, Aaa)	11/07/16	0.310	3,006,075
3,000	Federal Home Loan Banks	(AA+, Aaa)	01/30/17	1.010	3,001,524
500	Federal Home Loan Mortgage Corp.^^	(AA+, Aaa)	12/03/14	0.320	500,157
3,900	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.330	3,902,137
4,500	Federal Home Loan Mortgage Corp.^^	(AA+, Aaa)	12/29/14	0.625	4,512,073
4,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/02/15	0.305	4,501,597
4,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/23/15	0.305	4,002,804
2,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/30/15	0.400	2,200,431
1,000	Federal Home Loan Mortgage Corp.#^^	(AA+, Aaa)	10/16/15	0.135	1,000,841
3,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/27/16	0.600	3,497,757
2,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.670	2,794,453
2,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/27/16	0.725	2,698,915
5,800	Federal National Mortgage Association	(AA+, Aaa)	12/19/14	0.750	5,826,889
5,500	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.164	5,502,420
5,450	Federal National Mortgage Association#	(AA+, Aaa)	08/12/16	0.175	5,453,466
7,100	Federal National Mortgage Association#^^	(AA+, Aaa)	08/15/16	0.175	7,104,459
5,200	Freddie Mac Discount Notes	(AA+, Aaa)	04/24/14	0.061	5,199,795

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$5,000	Freddie Mac Discount Notes	(AA+, Aaa)	06/18/14	0.120	$4,999,785
5,500	Freddie Mac Discount Notes^^	(AA+, Aaa)	01/16/15	0.121	5,496,458
5,000	Freddie Mac Discount Notes^^	(AA+, Aaa)	01/23/15	0.121	4,996,700
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $202,184,470)					202,299,198

UNITED STATES TREASURY OBLIGATIONS (18.5%)
2,000	United States Treasury Bill^^	(AA+, Aaa)	09/18/14	0.098	1,999,492
7,000	United States Treasury Floating Rate Notes#^^	(AA+, Aaa)	01/31/16	0.090	6,996,227
2,000	United States Treasury Notes**^^	(AA+, Aaa)	05/15/14	1.000	2,002,168
500	United States Treasury Notes^^	(AA+, Aaa)	07/31/14	0.125	500,127
2,000	United States Treasury Notes**^^	(AA+, Aaa)	07/31/14	2.625	2,017,110
3,000	United States Treasury Notes^^	(AA+, Aaa)	08/31/14	0.250	3,002,343
2,000	United States Treasury Notes	(AA+, Aaa)	10/31/14	2.375	2,026,640
2,500	United States Treasury Notes^^	(AA+, Aaa)	12/15/14	0.250	2,503,027
2,000	United States Treasury Notes**^^	(AA+, Aaa)	01/15/15	0.250	2,002,344
5,600	United States Treasury Notes§^^	(AA+, Aaa)	01/31/15	0.250	5,606,782
2,000	United States Treasury Notes§	(AA+, Aaa)	04/30/15	0.125	1,999,766
2,000	United States Treasury Notes**^^	(AA+, Aaa)	07/15/15	0.250	2,001,992
7,700	United States Treasury Notes**^^	(AA+, Aaa)	08/31/15	0.375	7,719,550
3,000	United States Treasury Notes	(AA+, Aaa)	09/30/15	1.250	3,045,879
2,500	United States Treasury Notes	(AA+, Aaa)	05/15/16	0.250	2,487,208
3,500	United States Treasury Notes§	(AA+, Aaa)	08/15/16	0.625	3,501,505
3,800	United States Treasury Notes§	(AA+, Aaa)	01/15/17	0.750	3,794,657
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $53,200,391)					53,206,817

Number of Shares
SHORT-TERM INVESTMENTS (7.2%)
12,552,250	State Street Navigator Prime Portfolio, 0.16%§§			12,552,250

Par (000)		Maturity	Rate%
$8,269	State Street Bank and Trust Co. Euro Time Deposit^^	04/01/14	0.010	8,269,000

TOTAL SHORT-TERM INVESTMENTS (Cost $20,821,250)				20,821,250

TOTAL INVESTMENTS AT VALUE (100.9%) (Cost $289,006,111)				290,286,426

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.9%)				(2,494,624)

NET ASSETS (100.0%)				$287,791,802

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2014.
*	At March 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
^^	Security or portion thereof held in the subsidiary.
**	At March 31, 2014, this security has been pledged, in whole or in part, as collateral for open swap contracts.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2014.

At March 31, 2014, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Net Unrealized Appreciation/ (Depreciation)

Contracts to Purchase
Energy
	USD	Dec 2014	$5,719,800	$213,793

Contracts to Sell
Energy
	USD	May 2014	$(6,094,800)	$(106,115)

Net unrealized appreciation/ (depreciation)				$107,678

At March 31, 2014, Outstanding Swaps Contracts were as follows:

COMMODITY INDEX SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation/ (Depreciation)
USD	$13,588,981	04/28/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(1,263)
USD	$918,009	04/28/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(552)
USD	$3,726,715	04/28/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,253)
USD	$8,723,451	04/28/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(811)
USD	$5,181,388	04/28/14	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(3,132)
USD	$5,276,061	04/28/14	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(490)
USD	$2,416,733	04/28/14	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,451)
USD	$49,939,250	04/28/14	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(4,585)
USD	$4,930,463	04/28/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,975)
USD	$8,191,167	04/28/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(743)
USD	$16,159,359	04/28/14	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(9,769)
USD	$29,821,100	04/28/14	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,771)
USD	$24,983,982	04/28/14	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,294)
USD	$28,024,841	04/28/14	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(16,912)
USD	$28,553,742	04/28/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(17,262)
USD	$15,840,886	04/28/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,455)
						$(68,718)

1       The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value.  The forward is valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$13,959,161	$—	$13,959,161
United States Agency Obligations	—	202,299,198	—	202,299,198
United States Treasury Obligations	—	53,206,817	—	53,206,817
Short-term Investments	—	20,821,250	—	20,821,250
Other Financial Instruments*
Futures Contracts	107,678	—	—	107,678
Swap Contracts	—	(68,718)	—	(68,718)
	$107,678	$290,217,708	$—	$290,325,386

*                 Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.

The Portfolio follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Portfolio to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended March 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At March 31, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation/(depreciation) for income tax purposes were as follows:

Cost of investments	$289,006,111
Unrealized appreciation	$1,667,222
Unrealized depreciation	(386,907)
Net unrealized appreciation/(depreciation)	$1,280,315

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	May 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	May 16, 2014

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	May 16, 2014